Employee Benefit Plans - Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Service cost	$ 604	$ 772	$ 788
Interest cost	1,758	1,723	1,706
Expected return on plan assets	(174)	(180)	(151)
Past service cost/(income) and other adjustments	253	145	(2,087)
Net periodic pension cost	$ 2,441	$ 2,460	$ 256